Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Fund is total return through capital appreciation and dividend income.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]	Not Applicable
Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses JNL/MC JNL 5 FUND		JNL/MC JNL 5 FUND (A)	JNL/MC JNL 5 FUND (B)
Management Fee		0.27%	0.27%
Distribution and Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.17%	0.17%
Total Annual Fund Operating Expenses		0.64%	0.44%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

Expense Example by, Year, Caption [Text]	The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
Expense Example JNL/MC JNL 5 FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/MC JNL 5 FUND (A)	65	205	357	798
JNL/MC JNL 5 FUND (B)	45	141	246	555

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

●	20% in the DowSM 10 Strategy, a dividend yielding strategy;
●	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
●	20% in the Global 15 Strategy, a dividend yielding strategy;
●	20% in the 25 Strategy, a dividend yielding strategy; and
●	20% in the Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund or strategy described in the statutory prospectus.    The DowSM 10 Strategy invests in the common stock of the ten companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields.  The S&P® 10 Strategy invests in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500® Index.  The Global 15 Strategy invests in the common stocks of certain dividend-paying companies which are components of the Dow Jones Industrial Average, the Financial Times Ordinary Index and the Hang Seng Index.  The 25 Strategy invests in the common stocks of 25 dividend-paying companies selected from a subset of the stocks listed on the New York Stock Exchange.  The Select Small-Cap Strategy invests in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange or The Nasdaq Stock Market.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs, and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

The Fund is “non-diversified” under the 1940 Act, as amended, and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Performance Table Heading	Average Annual Total Returns as of December 31, 2013
Performance Table Narrative	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance [Table]
Average Annual Total Returns JNL/MC JNL 5 FUND	1 Year	5 Years	Since Inception	Inception Date
JNL/MC JNL 5 FUND (A)	31.68%	17.14%	6.92%	Oct. 04, 2004
JNL/MC JNL 5 FUND (A) SP 500 Index	32.39%	17.94%	7.65%	Oct. 04, 2004
JNL/MC JNL 5 FUND (B)	31.96%	17.40%	7.13%	Oct. 04, 2004
JNL/MC JNL 5 FUND (B) SP 500 Index	32.39%	17.94%	7.65%	Oct. 04, 2004

JNL/Mellon Capital JNL 5 Fund (Class A)
Prospectus [Line Items]
Portfolio Turnover, Rate	59.00%
Bar Chart [Table]
Highest Quarterly Return, Label	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	20.27%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/2008):
Lowest Quarterly Return	(26.89%)
JNL/Mellon Capital JNL 5 Fund (Class B)
Prospectus [Line Items]
Portfolio Turnover, Rate	59.00%
Bar Chart [Table]
Highest Quarterly Return, Label	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	20.61%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/2008):
Lowest Quarterly Return	(26.97%)